Document and Entity Information	Feb. 21, 2024
Cover [Abstract]
Entity Registrant Name	FNB CORP/PA/
Amendment Flag	false
Entity Central Index Key	0000037808
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Feb. 21, 2024
Entity Incorporation State Country Code	PA
Entity File Number	001-31940
Entity Tax Identification Number	25-1255406
Entity Address, Address Line One	One North Shore Center
Entity Address, Address Line Two	12 Federal Street
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15212
City Area Code	(800)
Local Phone Number	555-5455
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	FNB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false